Employee Plans	12 Months Ended
Dec. 31, 2010
Employee Plans [Abstract]
Employee Plans
15.	Employee Plans

The Company established an Employee Share Purchase Plan to provide each employee and trustee the ability to annually acquire up to $100,000 of Common Shares of the Company. In 2003, the Company’s shareholders approved an increase in the aggregate number of Common Shares available under the ESPP to 7,000,000 (from 2,000,000). The Company has 3,403,970 Common Shares available for purchase under the ESPP at December 31, 2010. The Common Shares may be purchased quarterly at a price equal to 85% of the lesser of: (a) the closing price for a share on the last day of such quarter; and (b) the greater of: (i) the closing price for a share on the first day of such quarter, and (ii) the average closing price for a share for all the business days in the quarter. The following table summarizes information regarding the Common Shares issued under the ESPP:

	Year Ended December 31,
	2010	2009	2008
	(Amounts in thousands except share and per share amounts)
Shares issued	157,363	324,394	195,961
Issuance price ranges	$28.26 – $41.16	$14.21 – $24.84	$23.51 – $37.61
Issuance proceeds	$5,112	$5,292	$6,170

The Company established a defined contribution plan (the “401(k) Plan”) to provide retirement benefits for employees that meet minimum employment criteria. The Company matches dollar for dollar up to the first 3% of eligible compensation that a participant contributes to the 401(k) Plan. Participants are vested in the Company’s contributions over five years. The Company recognized an expense in the amount of $4.0 million, $3.5 million and $3.8 million for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company may also elect to make an annual discretionary profit-sharing contribution as a percentage of each individual employee’s eligible compensation under the 401(k) Plan. The Company did not make a contribution for the years ended December 31, 2010, 2009 and 2008 and as such, no expense was recognized in these years.

The Company established a supplemental executive retirement plan (the “SERP”) to provide certain officers and trustees an opportunity to defer a portion of their eligible compensation in order to save for retirement. The SERP is restricted to investments in Company Common Shares, certain marketable securities that have been specifically approved and cash equivalents. The deferred compensation liability represented in the SERP and the securities issued to fund such deferred compensation liability are consolidated by the Company and carried on the Company’s balance sheet, and the Company’s Common Shares held in the SERP are accounted for as a reduction to paid in capital.